Note 6. Investment in Elevated Industries	12 Months Ended
Dec. 31, 2014
Investments Schedule [Abstract]
Investment [Text Block]
Note 6. Investment in Elevated Industries

On December 15, 2014, we signed in a profit participation agreement with Elevated Industries Inc. (“Elevated”), a Canadian corporation.  The agreement calls for the Company to contribute up to US$75,000, at its sole discretion. During the year ended December 31, 2014, we have contributed $25,000 toward this joint venture. These contributions are recorded in impairment expense.